Earnings per Share - Computation of Earnings per Share (EPS) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of earning per share amount	1,670,519	10,609,942	32,394,794